Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	201 9	201 8

Net operating loss carryforwards	$18,771	$20,720
Net operating loss carryforwards of foreign subsidiaries	374	374
Depreciation expense	(77)	4
Stock-based compensation expense	36	28
Other	68	78
Net deferred tax assets	19,172	21,204
Valuation allowance for net deferred tax assets	(19,172)	(21,204)
Net deferred tax assets, net of allowance	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	201 9	201 8

Reconciliation of income tax benefit to statutory rate:
Income benefit at statutory rate	$938	$480
State income taxes (benefit), net of federal income tax benefit	1,066	57
Permanent differences	10	(91)
Change in valuation allowance	(2,030)	(450)
Other	16	4
	$—	$—